Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000223737 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000223737 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223737 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000223737 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000238368 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000238368 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238368 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000238368 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000238369 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.10%
C000238369 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238369 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000238369 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000218376 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	110.30%
C000218376 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218376 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000218376 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241956 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	110.50%
C000241956 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241956 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000241956 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000241958 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000241958 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241958 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000241958 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221038 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.90%
C000221038 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221038 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000221038 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241960 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000241960 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241960 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000241960 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241962 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.80%
C000241962 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000241962 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000241962 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221854 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000221854 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221854 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000221854 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238366 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000238366 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238366 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000238366 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000238367 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000238367 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238367 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238367 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000223738 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.00%
C000223738 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223738 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000223738 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000238372 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000238372 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238372 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000238372 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000238373 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000238373 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238373 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000238373 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000218377 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	114.10%
C000218377 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218377 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000218377 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241957 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	114.80%
C000241957 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241957 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C000241957 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000241959 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	110.80%
C000241959 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241959 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000241959 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221039 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	108.10%
C000221039 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221039 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000221039 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000241961 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.20%
C000241961 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241961 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000241961 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241963 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000241963 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241963 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000241963 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221855 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.80%
C000221855 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221855 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000221855 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238370 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.10%
C000238370 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238370 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000238370 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000238371 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000238371 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238371 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000238371 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000248782 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000248782 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248782 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248782 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000248786 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000248786 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248786 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248786 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000248787 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000248787 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248787 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248787 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000248788 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000248788 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248788 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248788 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248789 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000248789 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248789 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248789 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248790 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000248790 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248790 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000248790 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248791 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000248791 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248791 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000248791 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248792 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000248792 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248792 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000248792 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248793 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000248793 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248793 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000248793 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248783 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000248783 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000248783 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000248783 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248784 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000248784 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248784 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000248784 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248785 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000248785 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248785 | Options written
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000248785 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000230498 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000230498 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230498 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000230498 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000247811 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000247811 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247811 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000247811 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000247812 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000247812 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247812 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000247812 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230499 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000230499 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230499 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000230499 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247813 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000247813 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247813 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000247813 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000247814 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000247814 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247814 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000247814 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000247817 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000247817 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247817 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000247817 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000247818 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000247818 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247818 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000247818 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000261328 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000261328 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261328 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000261328 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261329 | Options purchased
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000261329 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261329 | Options written
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000261329 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000253576 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000253576 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000253576 | Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257488 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000257488 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000257488 | Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000253575 | Time deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000253575 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000253575 | Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Rounds to less than 0.05%.
[2]	Rounds to less than 0.05%.
[3]	Rounds to less than 0.05%.
[4]	Rounds to less than 0.05%.
[5]	Rounds to less than 0.05%.
[6]	Rounds to less than 0.05%.
[7]	Rounds to less than 0.05%.
[8]	Rounds to less than 0.05%.